Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The consolidated financial statements are prepared in accordance with US GAAP. All inter-company balances and transactions are eliminated.

It has been determined that PT Hoegh LNG Lampung, Höegh LNG FSRU III Ltd., Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity's residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity's expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive and a statutory reserve has been established equal to 20% of its paid up capital under Indonesian law. Refer to note 14. PT Hoegh LNG Lampung did not have adequate positive retained earnings to establish the required statutory reserves as of December 31, 2017 and had negative retained earnings as of December 31, 2016. Therefore, PT Hoegh LNG Lampung cannot make dividend payments under Indonesian law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. As of December 31, 2017 and 2016, restricted net assets of the consolidated subsidiaries were $150.1 million and $129.6 million, respectively.

The Partnership has determined that Höegh LNG FSRU III Ltd. is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without financial guarantees. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG FSRU III Ltd. are included in the consolidated financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Under the Gallant/Grace facility, there are limitations on dividends and loans distributions that can be made to the Partnership. Refer to note 14. The Partnership is a guarantor of the Gallant/Grace facility. As of December 31, 2017 and 2016, restricted net assets of the consolidated subsidiaries were $4.0 million and $4.1 million, respectively.

The Partnership has also determined that Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without financial guarantees under its subsidiary’s facility to finance Höegh Grace. As of January 1, 2017, the Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives the majority of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements with a non-controlling interest reflected for the minority share until December 1, 2017. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and, as of that date, there is no longer a non-controlling interest in the Höegh Grace entities. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distributions. Under the Gallant/Grace facility, there are limitations on dividends and loans distributions that can be made to the Partnership. Refer to note 14. The Partnership is a guarantor of the Gallant/Grace facility. As of December 31, 2017, restricted net assets of the consolidated subsidiaries were $0.4 million.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership's carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $2.6 million and $3.9 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $10.7 million and $11.2 million, respectively, as of December 31, 2017 and 2016. The Partnership's carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $0.7 million and $3.3 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities of $10.0 million and $14.7 million, respectively, as of December 31, 2017 and 2016. The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt, and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. If the charters terminate for any reason that does not result in a termination fee, the joint ventures’ long-term bank debt would be subject to mandatory repayment. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currencies

The reporting currency in the consolidated financial statements is the U.S. dollar, which is the functional currency of the FSRU-owning entities. Nearly all revenues are received in U.S. dollars and a majority of the Partnership's expenditures for investments and all of the long-term debt are denominated in U.S. dollars. Transactions denominated in other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. Monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated at the exchange rates in effect at the balance sheet date. Egyptian pounds are translated at an official published rate available. Resulting gains or losses are reflected in the accompanying consolidated statements of income.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are accounted for under the purchase method of accounting. Under this method, the purchase price is allocated to identifiable assets acquired and liabilities assumed based on their fair values as of the acquisition date. Any excess of the purchase price over the fair values of net assets is recognized as goodwill. Acquisition related costs are expensed as incurred. The results of entity acquired are included in the consolidated financial statements from the date of acquisition.

Revenue Recognition, Policy [Policy Text Block]
Time charter revenues and related expenses

Time charter revenues:

Revenue arrangements may include the right to use FSRUs for a stated period of time that meet the criteria for lease accounting, in addition to providing a time charter service element. Leases are classified based upon defined criteria either as direct financing leases or operating leases. A lease that transfers substantially all of the benefits and risks of the FSRU to the charterer is accounted for as a financing lease by the lessor. All other leases that do not meet the criteria are classified as operating leases.

The lease element of time charters that are accounted for as operating leases is recognized on a straight line basis over the term of the charter. The Höegh Gallant’s time charter, which had a five-year lease term at inception, is accounted for as an operating lease. The Höegh Grace's time charter contracts, which have a non-cancellable charter period of 10 years, are accounted for as an operating lease.

The lease element of time charters that are accounted for as direct financing leases is recognized over the lease term using the effective interest rate method and is included in time charter revenues. Origination costs related to the time charter are a component of the net investment in direct financing lease and amortized over the lease term using the effective interest method. Direct financing leases are reflected on the consolidated balance sheets as net investments in direct financing leases. The PGN FSRU Lampung time charter, which had a 20-year lease term at inception, meets the criteria of transferring substantially all of the benefits and risks to the charterer and is accounted for as a direct financing lease.

Fees for providing time charter services, reimbursements for actual vessel operating expenses or estimates for certain reimbursable costs or taxes are recognized as revenues as services are performed or the actual costs are incurred. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of time charter service revenues. The amount of non-cash revenue is disclosed separately in the consolidated statement of cash flows.

Revenues for the lease element and the time charter services element are not recognized for days that the FSRUs are off-hire.

The Partnership’s time charters may include provisions for the charterer to make upfront payments for fees for certain vessel modifications, drydocking costs, other additions to equipment or spare parts. Fees for modifications or other additions to equipment are deferred and amortized over the shorter of the remaining charter period or the useful life of the additions. Upfront payments of fees for reimbursement of drydocking costs are deferred and recognized on a straight line basis over the period to the next drydocking.

Related expenses:

Voyage expenses include bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are all expenses unique to a particular voyage and when a vessel is on hire under time charters are generally the responsibility of, and paid directly by the charterers and not included in the statement of income. When the vessel is off-hire, voyage expenses, principally fuel, may also be incurred and are paid by the FSRU-owning entity.

Vessel operating expenses, reflected in expenses in the statement of income, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and management fees. Vessel operating expenses also include bunker fuel expenses when the vessel is on hire and the expenses are not directly paid and owned by the charterers. When the vessel is on hire, vessel operating expenses are invoiced as time charter service fees to the charterer or are covered by time charter rates. When the vessel is off-hire, vessel operating expenses are not invoiced to the charterer.

Voyage expenses, if applicable and vessel operating expenses are expensed when incurred.

Revenue Recognition, Long-term Contracts [Policy Text Block]
Construction contract expenses

For fixed price construction contracts, when the outcome can be estimated reliably, construction contract revenues are recognized based on the percentage of completion method using the ratio of costs incurred to estimated total costs multiplied by the total estimated contract revenue.

Construction contract expenses include direct costs on contracts, including project management, labor and materials, amounts payable to subcontractors and capitalized interest.

Insurance and Other Claims [Policy Text Block]
Loss contingencies, insurance and other claims

Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. Significant judgment is required to determine the probability and the estimated amount of loss. Such assessments involve complex judgments about future events and estimates and assumptions that are deemed reasonable by management. Accruals are reviewed quarterly and adjusted to reflect the impact of additional information such as the impact of negotiations, advice of legal counsel or settlements.

Insurance claims for property damage are recorded, net of any deductible amounts, for recoveries up to the amount of loss recognized when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of revenue during off-hire, whether from insurance providers or indemnification from Höegh LNG, are considered gain contingencies, which are recognized when the proceeds are received.

Indemnification proceeds from Höegh LNG that cover the Partnership’s costs are accounted for following the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) Topic 1.B and SAB Topic 5. T. SAB Topic 1.B provides that the separate financial statements of a subsidiary should reflect any costs of its operations which are incurred by the owner on its behalf. SAB Topic 5.T provides that costs should be reflected as an expense in the subsidiary's financial statements with a corresponding credit to contributed equity.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are based on a separate return basis. Income taxes are accounted for using the liability method. Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of income tax expense. The amount of non-cash income tax expense is disclosed separately in the consolidated statement of cash flows.

Deferred tax assets and liabilities are recognized for the tax consequences of temporary differences between the tax and the book bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. If the more-likely-than-not recognition criterion is met, a tax position is measured based on the cumulative amount that is more-likely-than-not of being sustained upon examination by tax authorities to determine the amount of benefit to be recognized in the consolidated financial statements. Interest and penalties related to uncertain tax positions is recognized in income tax expense in the consolidated statement of income.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash, banks deposits, time deposits and highly liquid investments with original maturities of three months or less are recognized as cash and cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash and cash designated for acquisition

Restricted cash includes balances deposited with a bank as required under debt facilities to settle withholding and other tax liabilities and other current obligations of the entity, principal and interest payments as required by the debt facilities. Restricted cash is classified as long-term when the settlement is more than 12 months from the balance sheet date. As of December 31, 2016, cash designated for acquisition was classified as long-term since it related to the payment made on January 3, 2017 for the 51% interest in the Höegh Grace entities. Classification of restricted cash and cash designated for acquisition in the consolidated statement of cash flows is as an operating, investing or financing activity when the purpose of the restriction or designation is directly related to operations, an investment or as collateral for borrowings, respectively.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Trade receivables and allowance for doubtful accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. Account balances are charged off against the allowance when management believes that the receivable will not be recovered. The allowance for doubtful accounts was $0 for the years ended December 31, 2017 and 2016.

Investment, Policy [Policy Text Block]
Investments in accumulated losses and advances to joint ventures

Investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for the Partnership’s proportionate share of earnings or losses and dividend distributions. As of December 31, 2017 and 2016, the Partnership had an accumulated share of losses and the balance is classified on the consolidated balance sheet as a liability on the line accumulated losses of joint ventures.

Advances to joint ventures represent loan receivables due from the joint ventures and are recorded at cost. Interest on the advances to joint ventures is recorded to interest income in the consolidated statements of income as incurred. The quarterly payments from joint ventures include a payment of interest for the first month of the quarter and repayment of principal. Interest is accrued for the last two months of the quarter for repayment after the full principal is repaid at the end of the loans. Payments of interest, including accrued interest repaid at the end of the loans, are treated as return on investment and included as a component of net cash provided by operating activities in the consolidated statement of cash flows. Payments of principal are included as a component of net cash provided by investing activities in the consolidated statement of cash flows.

Investments in joint ventures are evaluated for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statement of income.

Loan receivables are impaired when, based on current information and events, it is probable that the full amount of the receivable will not be collected. The amount of the impairment is measured as the difference between the present value of expected future cash flows discounted at the loan’s effective interest rate and the carrying amount. The resulting impairment amount is recognized in earnings.

Inventory, Policy [Policy Text Block]
Inventory

Inventory consists of bunker fuel maintained on the FSRUs, if it is owned by the FSRU-owning entity. Inventory is stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method.

Property, Plant and Equipment, Policy [Policy Text Block]
Vessels

All costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The cost of an acquired vessel is the fair value. Vessels are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 35 years for the FSRUs.

Modifications to the vessels, including the addition of new equipment, which improves or increases the operational efficiency, functionality or safety of the vessels, are capitalized. These expenditures are amortized over the estimated useful life of the modification.

Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. For vessels that are newly built, the "built-in overhaul" method of accounting is applied. Under the built-in overhaul method, costs of the newbuilding are segregated into costs that should be depreciated over the useful life of the vessel and costs that require drydocking at periodic intervals. The drydocking component is amortized until the date of the first drydocking following the delivery, upon which the actual drydocking cost is capitalized and the process is repeated. Costs of drydocking incurred to meet regulatory requirements or improve the vessel’s operating efficiency, functionality or safety are capitalized. Costs incurred related to routine repairs and maintenance performed during drydocking are expensed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such events or changes in circumstances are present, the recoverability of vessels are assessed by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. An impairment loss is recognized based on the excess of the carrying amount over the fair value of the vessel.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangibles and goodwill

Intangible assets are initially measured at their fair value as of the acquisition date of a business combination. All intangible assets of the Partnership have a definite life. Intangible assets with a definite life are amortized over their useful life. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

In determining the useful lives of intangible assets, the expected use of the assets, the contractual provisions that limit the useful life and other economic factors are considered. The contract related intangibles and their useful lives are as follows:

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5

The intangible for the above market value of the time charter contract associated with the Höegh Gallant is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 3.4 years as of the acquisition date. The intangible for the above market value of the time charter contract associated with the Höegh Grace is amortized to time charter revenue on a straight line basis calculated per day over the remaining non-cancellable charter term of approximately 9.5 years as of the acquisition date of the initial 51% interest in the Höegh Grace entities. Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the existing charter in May 2020 until July 2025. The intangible for the option for time charter extension will be amortized on a straight line basis over the extension period starting in May 2020, subject to impairment testing for recoverability in the preceding periods.

Goodwill arises when an acquisition is accounted for under the purchase method of accounting. The assets acquired and liabilities assumed are recorded at their fair values as of the acquisition date. Any excess of the consideration over the net assets acquired is recorded as goodwill. Goodwill is not amortized and is tested annually for impairment of value and whenever events or circumstances indicate that the carrying amount may not be recoverable.

Derivatives, Policy [Policy Text Block]
Derivative instruments

Interest rate swaps are used for the management of interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the transactions.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the consolidated balance sheet and are subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the contract qualifies for hedge accounting.

For derivative instruments that are not designated or that do not qualify for hedge accounting, the changes in the fair value of the derivative instruments are recognized in earnings. In order to designate a derivative as a cash flow hedge, formal documentation of the relationship between the derivative and the hedged item is required. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge.

For derivative instruments qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative instruments are initially recorded in other comprehensive income as a component of total equity. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses or amortization on the portion of the derivative instruments that are excluded from the assessment of hedge effectiveness. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from accumulated other comprehensive income to the gain (loss) on derivative instruments line in the consolidated statement of income. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in accumulated other comprehensive income remain there until the hedged item impacts earnings, at which point they are amortized or transferred to gain (loss) on derivative instruments in the consolidated statement of income. If the hedged items are no longer considered probable of occurring, amounts recognized in total equity are immediately transferred to the gain (loss) on derivative instruments in the consolidated statement of income.

Revenue Recognition Deferred Revenue [Policy Text Block]
Prepaid and deferred revenue

Prepaid revenue includes prepayments of fees for charter hire, vessel operating expenses or other future services. Deferred revenues include payments from charterers for certain vessel modifications which is amortized over the charter or other reimbursements not meeting revenue recognition criteria.

Debt, Policy [Policy Text Block]
Deferred debt issuance costs and fair value of debt assumed

Debt issuance costs, including arrangement fees and legal expenses, are deferred and presented as a direct deduction from the outstanding principal of the related debt in the consolidated balance sheet and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the deferred debt issuance costs is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

The discount or premium arising in a business combination for the difference in the fair value of the debt assumed compared to the outstanding principal is reported in the consolidated balance sheet as a direct adjustment to the outstanding principal of the related debt and amortized on an effective interest rate method over the term of the relevant loan. Amortization of fair value of the debt assumed is included as a component of interest expense. If a loan or part of a loan is repaid early, any unamortized portion of the discount or premium is recognized as interest expense proportionate to the amount of the early repayment in the period in which the loan is repaid.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates subject to such estimates and assumptions include revenue recognition, purchase price allocation, the useful lives of vessels, drydocking, loss contingencies and the value of derivative instruments.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements

There are no recent accounting pronouncements, whose adoption had a material impact on the consolidated financial statements in the current year.

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard, Revenue from Contracts with Customers, as subsequently updated by the FASB. Under the new standard, an entity must identify performance obligations and the transaction price in a contract, and allocate the transaction price to specific performance obligations to recognized revenue when the obligations are completed. Revenue for most contracts with customers will be recognized when promised goods or services are transferred to customers in an amount that reflects consideration that the entity expects to be entitled, subject to certain limitations. Under the new standard, additional qualitative and quantitative disclosures are required. The scope of this guidance does not apply to leases, financial instruments, guarantees and certain non-monetary transactions. However, the scope of the guidance does apply to the allocation of the transaction price to lease elements and non-lease elements. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership does not expect material effects on the timing or amounts of revenue recognized under the guidance of this standard; however, additional qualitative and quantitative disclosures are required. The Partnership will implement the standard on January 1, 2018 and will apply the modified retrospective approach with the cumulative effect of initially applying the standard, if any, as an adjustment to the opening balance of equity.

In February 2016, the FASB issued revised guidance for leasing, Leases. The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The Partnership is the lessor for the time charters for its FSRUs. Accounting by a lessor is largely unchanged from the previous standard. The Partnership does not have any material leased assets. A lessee will be required to recognize in its balance sheet a lease liability to make lease payments and a right-of-use asset. The standard provides for optional practical expedients in implementing the standard under the modified retrospective approach. The practical expedients will, if elected, allow an entity to continue to account for leases that commence before the effective date in accordance with the previous standard, unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases. The standard is effective for annual periods beginning after December 15, 2018, and including interim periods within those annual periods. Early adoption is permitted. The Partnership expects to apply the modified retrospective approach and based upon preliminary assessments performed to date does not expect material effects on the accounting for existing leases applied in the consolidated financial statements. The Partnership will implement the revised guidance as of January 1, 2019.

In August 2016, the FASB issued revised guidance for Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. The guidance clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership will implement the guidance as of January 1, 2018 and does not expect a material impact on the consolidated statement of cash flows.

In November 2016, the FASB issued revised guidance for Statement of Cash Flows: Restricted Cash. The amendments require that the statement of cash flows explain the change during the period in the total cash, cash equivalents and amounts generally described as restricted cash when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership will implement the revised guidance as of January 1, 2018 using a retrospective transition method to all periods presented. The adoption will change how restricted cash is reported in the consolidated statement of cash flows.

In January 2017, the FASB issued revised guidance for Business Combinations: Clarifying the Definition of a Business. The amendments provide a framework to evaluate when an input and a substantive process are present in an acquisition to be considered a business and require entities to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. The new standard will be applied prospectively and will be implemented by the Partnership on January 1, 2018. The impact on the consolidated financial statements will depend on the facts and circumstances of any future acquisition.

In August 2017, the FASB issued revised guidance for Derivatives and Hedging, Targeted Improvements to Accounting for Hedging Activities. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness. The entire change in fair value of the cash flow hedge included in the assessment of hedge effectiveness is included in other comprehensive income with the result that the hedge ineffectiveness is no longer recognized in earnings.

Those amounts are reclassified to earnings in the same income statement line as the hedged item when the hedged item affects earnings. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. The guidance is effective for public entities for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted in any interim period of fiscal year before the effective date. The Partnership is currently assessing the impact the adoption of this guidance will have on the consolidated financial statements.